Share-Based Compensation & Warrants (Details) - Equity Option [Member]	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	0.24%
Expected life of warrants	3 years 3 months 29 days
Expected volatility rate	156.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	5.23%
Expected life of warrants	10 years
Expected volatility rate	273.00%